Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash	$ 947,588	$ 3,220,781
Restricted Cash	2,124,655	55,322
Contracts receivable, net	24,669,365	16,904,972
Accounts receivable, net	2,655,845	1,419,305
Notes receivable	81,611	689,171
Retainage receivables, net	3,146,986	2,564,404
Inventories	365,480	1,582,501
Prepayments and advances to suppliers, net	3,568,003	11,904,107
Other receivables, net	767,681	240,284
Prepaid expenses and other current assets	94,539
TOTAL CURRENT ASSETS	38,421,753	38,580,847
Property and equipment at cost, net of accumulated depreciation	12,515,894	14,588,262
Land use right, net of accumulated amortization	969,339	1,086,148
Deposits for rent	43,633	46,101
Equity investment	3,054,090
Deferred tax assets	1,648,967	247,324
TOTAL ASSETS	56,653,676	54,548,682
CURRENT LIABILITIES:
Short-term loans	1,698,058	457,940
Notes Payable	2,117,382	55,322
Accounts payable	1,361,687	1,276,784
Accrued expenses and other current liabilities	2,112,472	1,327,513
Other loan payable - current	177,291	179,182
Advances from customers	3,131,338	2,825,215
Taxes payable	9,085,746	7,067,593
TOTAL CURRENT LIABILITIES	19,683,974	13,189,549
Other loan payable - long-term	212,351	411,683
Long-term loans		414,912
TOTAL LIABILITIES	19,896,325	14,016,144
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Additional paid-in capital	13,361,447	10,237,965
Retained earnings	24,732,776	29,877,491
Accumulated other comprehensive income (loss)	(1,353,141)	402,387
TOTAL SHAREHOLDERS' EQUITY	36,757,351	40,532,538
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	56,653,676	54,548,682
Common Class A [Member]
SHAREHOLDERS' EQUITY:
Common stock	8,491	6,917
Common Class B [Member]
SHAREHOLDERS' EQUITY:
Common stock	$ 7,778	$ 7,778